Debt (Details) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2024	Mar. 01, 2023	Jul. 31, 2023	Jun. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Sep. 13, 2024	Nov. 10, 2023	Jul. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt [Line Items]
Revolving loan agreement amount		$ 5,000,000			$ 3,700,000
Purchase shares (in Shares)							3,300,000
Exercise price (in Dollars per share)					$ 11.5		$ 0.01				$ 0.01	$ 0.01
Number of warrants (in Shares)							800,000
Warrant term					5 years		5 years
Secured loan									$ 3,064,897
Convertible note										$ 3,000,000
Interest rate percentage										8.00%
Proceeds from issuance and sale of shares						$ 5,000,000	$ 5,000,000
Principal and interest amount			$ 3,076,274				$ 21,598,000				$ 33,419,516
Converted amount			1,681,024
Price per share (in Dollars per share)							$ 10	$ 12
Transfer Shares (in Shares)					2,000,000
Fair value of transfer shares					$ 21,600,000
Equity linked securities					20,000,000
Consideration amount					$ 20,000,000
Trading days					10 days
Initial Warrants [Member]
Debt [Line Items]
Exercise price (in Dollars per share)							$ 2
Number of warrants (in Shares)							2,500,000
Warrant term							5 years
Repayment Warrant [Member]
Debt [Line Items]
Number of warrants (in Shares)							3,300,000
September 2024 Notes [Member]
Debt [Line Items]
Revolving Loan Facility term					18 years
Debt conversion amount			15,000,000
Received in proceeds					$ 15,000,000
Substantial discount					$ 19,500,000
Conversion price per share (in Dollars per share)					$ 7.5
September 2024 Notes [Member]
Debt [Line Items]
Proceeds from issuance and sale of shares			$ 12,000,000
Legacy Veea [Member]
Debt [Line Items]
Received in proceeds					$ 3,000,000
Legacy Veea [Member]
Debt [Line Items]
Received in proceeds					$ 1,450,000
Private Veea [Member] | September 2024 Notes [Member]
Debt [Line Items]
Interest rate					2.00%
Revolving Credit Facility [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity				$ 14,000,000
Revolving Loan Facility term				1 year
Advance revolving loan amount				$ 14,000,000
Debt maturity date					May 15, 2022
Revolving loan					$ 3,700,000
Remaining undrawn amount					$ 2,300,000
Revolving Credit Facility [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Repaid principal amount							$ 5,000,000
Revolving Credit Facility [Member] | Maximum [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Average rate				1.80%
Revolving Credit Facility [Member] | Minimum [Member] | JPMorgan Chase [Member]
Debt [Line Items]
Average rate				1.50%
Series A-1 Preferred Stock [Member] | Warrant [Member]
Debt [Line Items]
Issued warrants to purchase shares (in Shares)							400,000
Series A-1 Preferred Stock [Member]
Debt [Line Items]
Price per share (in Dollars per share)					$ 7.5
Common Stock [Member]
Debt [Line Items]
Common stock price per share (in Dollars per share)					$ 10
Private Placement [Member] | September 2024 Notes [Member]
Debt [Line Items]
Repaid of notes payable	$ 15